GENERAL	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:-GENERAL

a.Organization:

Gilat Satellite Networks Ltd. and its subsidiaries (the “Company”) is a global provider of satellite-based broadband communications. The Company designs and manufactures ground-based satellite communications equipment, and provides comprehensive solutions and end-to-end services, powered by its technology. The Company’s portfolio includes a cloud-based satellite network platform, Very Small Aperture Terminals ("VSATs"), amplifiers, high-speed modems, high-performance on-the-move antennas, high power Solid-State Power Amplifiers ("SSPAs"), Block Up Converters (“BUCs”) and Transceivers. The Company’s solutions support multiple applications with a full portfolio of products to address key applications including broadband access, cellular backhaul, enterprise, In-Flight Connectivity ("IFC"), maritime, trains, defense and public safety. The Company also provides connectivity services, internet access and telephony, to enterprise, government and residential customers utilizing both its own networks, and other networks that it installs, mainly based on Build Operate Transfer (“BOT”) and Build Own Operate (“BOO”) contracts. In these projects, the Company builds telecommunication infrastructure typically using fiber-optic and wireless technologies for the broadband connectivity. The Company also provides managed network services over VSAT networks owned by others.

The Company was incorporated in Israel in 1987 and launched its first generation VSAT in 1989.

As of December 31, 2021, the Company operates in three operating segments consisting of Fixed Networks, Mobility Solutions and Terrestrial Infrastructure Projects.

Commencing in the first quarter of 2022, in order to reflect the Company’s new management’s approach in the management of the Company’s operations, organizational alignment, customers base and end markets, the Company operates in three new operating segments. For additional information, including major customers, geographic and segment information, see Note 15.

b.The Company depends on major suppliers to supply certain components and services for the production of its products or providing services. If these suppliers fail to deliver or delay the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in product redesign, manufacturing delays or services delays which could cause a possible loss of sales and additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.

c.The ongoing COVID-19 pandemic continues to have an adverse effect on the Company’s industry and the markets in which the Company operates. The COVID-19 outbreak has significantly impacted the travel and aviation markets in which the Company’s significant IFC customers operate and has resulted in a significant reduction of the Company’s business with some of these customers. The Company has also experienced postponed and delayed orders in certain other areas of its businesses. Further, the guidance of social distancing, lockdowns, quarantines and the requirements to work from home in various key territories such as Israel, Peru, California, Australia, Bulgaria, China and other countries, in addition to greatly reduced travel globally, has resulted in a substantial curtailment of business activities, which has affected and is likely to continue to affect the Company’s ability to conduct fieldwork as well as deliver products and services in the areas where restrictions are implemented by the local government. In addition, certain of the Company’s sales and support teams are unable to travel or meet with customers and the pandemic threat has caused operating, manufacturing, supply chain and project development delays and disruptions, labor shortages, travel and shipping disruptions and shutdowns (including as a result of government regulation and prevention measures). As a result, the Company experienced a significant reduction in business in 2020, and which, despite recovery in the Company's business in 2021, has not yet reached its 2019 level. In the twelve months ended December 31, 2021 the Company’s revenue was $214,970, compared to $166,135 in the comparable period of 2020 and to $257,334 in the comparable period of 2019. While the Company expects that the adverse effect of this public health threat will be eased by global vaccination and testing and reduced restrictions on travel, it is still likely to continue to adversely impact the Company by its negative impact on the Company’s ability to generate revenue due to reduced end-market demand from IFC customers, governments and enterprises and the Company’s ability to conduct fieldwork leading to order delays and cancellations. Given the current macro-economic environment and the uncertainties regarding the potential impact of COVID-19 and its different variants on the Company’s business, there can be no assurance that Company’s estimates and assumptions used in the measurement of various assets and liabilities in the consolidated financial statements will prove to be accurate predictions of the future. If the Company’s assumptions regarding forecasted cash flows are not achieved, it is possible that an impairment review may be triggered and certain assets in the consolidated financial statements may be impaired.

COVID-19 related government assistance

Under the provisions of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) the Company was eligible for a refundable Employee Retention Credit subject to certain criteria. During the year ended December 31, 2021, the Company recognized on the Company’s Consolidated Statements of Income (loss), Employee Retention Credits in the amount of $2,966 which was recorded as a reduction of $1,679 to Cost of Revenues and $1,287 to Operating Expenses. As of December 31, 2021, the Company has $952 receivable balance from the United States government related to the CARES Act, which is presented within "Other current assets" on the Company's Consolidated Balance Sheets. In addition, the Company received additional COVID-19 related credits in different territories in which it operates which were not material to the Company’s consolidated financial statements.

d.The Company has two major customers which accounted for 31% of revenues for the year ended December 31, 2021 (see Note 15(d)).